Share-based payments - Grants to Management board and employees (Details) € in Thousands				12 Months Ended
	Jun. 29, 2022 Options EquityInstruments shares	Jan. 01, 2022 tranche $ / shares	Dec. 18, 2020 EquityInstruments	Dec. 31, 2022	Dec. 31, 2022 Options	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022 tranche	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 Options $ / shares
Volkmar Weckesser
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of expenses reversed | €									€ 149
Other officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of expenses reversed | €									€ 139
RSUs | Volkmar Weckesser
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares forfeited | EquityInstruments	20,000
Options. | Volkmar Weckesser
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options cancelled (in shares) | shares	10,000
Number of options forfeited | Options	10,000
2019 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted			300,000							167,326
Expiration Date			10 years
Weighted average fair value (USD)								$ 1.93		$ 10.96
2019 Plan | RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche							3
2019 Plan | RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche							4
2019 Plan | RSU Granted One
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | Options					284,788
Number of tranches | tranche							4
Vesting period				4 years
Expiration Date				10 years
2019 Plan | RSU Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted					174,394	174,394
Number of tranches | tranche							4
Vesting period				4 years
Expiration Date				10 years
2019 Plan | RSU Granted Two | Three months volume weighted average stock price, of each tranche exceeds exercise price of USD 12 and USD 15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of volume weighted average stock price				3 months
2019 Plan | RSU Granted Two | Three months volume weighted average stock price, of each tranche exceeds exercise price of USD 12 and USD 15 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price								12
2019 Plan | RSU Granted Two | Three months volume weighted average stock price, of each tranche exceeds exercise price of USD 12 and USD 15 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price								15
2019 Plan | RSU Granted Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted					424,799	424,799
Expiration Date				10 years
2019 Plan | RSU Granted Three | Three months volume weighted average stock price, of each tranche exceeds exercise price of USD 12 and USD 15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 months
Number of units vested during the period | EquityInstruments						58,132
2019 Plan | RSU Granted Three | Three months volume weighted average stock price, of each tranche exceeds exercise price of USD 12 and USD 15 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price								12
2019 Plan | RSU Granted Three | Three months volume weighted average stock price, of each tranche exceeds exercise price of USD 12 and USD 15 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price								15
2019 Plan | Options.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | Options										15,000
Number of tranches | tranche		3
Vesting period		3 years
Trading days		20 days
Exercise price		$ 12.52
Expiration Date		10 years
Weighted average fair value (USD)										$ 7.36
2019 Plan | SGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | Options					425,093
Number of tranches | tranche							4
Vesting period				4 years
Expiration Date				10 years
2019 Plan | Performance Based RSUs | Three months volume weighted average stock price, of each tranche exceeds exercise price of USD 15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price								$ 15
Term of volume weighted average stock price				3 months
Number of units vested during the period | EquityInstruments						366,667